Shareholder Report, Holdings (Details) - C000211567 [Member]	Mar. 31, 2025
Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Bank Polska Kasa Opieki SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Banco de Chile [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Falabella SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Investments Purchased with Proceeds from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
CHILE
Holdings [Line Items]
Percent of Net Asset Value	20.00%
TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.10%
South Korea1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
POLAND
Holdings [Line Items]
Percent of Net Asset Value	14.30%
BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.60%
SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.00%
INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	2.00%
THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.50%